UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Khronos LLC
Address:       2 Grand Central Tower
               140 East 45th Street
               New York, NY 10017

Form 13F File Number: 028-12093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Rafael Mayer
Title:         Managing Member of Zen Group, LLC, the
               managing member of Khronos LLC
Phone:         (212) 763-8800

Signature, Place, and Date of Signing:

/s/ Rafael Mayer                  New York, NY                01/16/09
--------------------              ----------------          -------------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                              TITLE OF CUSIP       VALUE       SHARES        SH/ PUT/  INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS              (x$1000)      PRN  AMT      PRN CALL  DSCRETN    MANAGERS  SOLE        SHARED  NONE
------------------------------------------------------------  -------------- -------------------------------------------------------
BLUELINX HLDGS INC            COM      09624H109       2,977       1,575,000     SH     DEFINED        01     1,575,000
BURLINGTON NORTHERN SANTA FE  COM      12189T104       9,161         121,000     SH     DEFINED        01       121,000
CSX CORP                      COM      126408103       6,104         188,000     SH     DEFINED        01       188,000
GREENLIGHT CAPITAL RE LTD     CLASS A  G4095J109      38,970       3,000,000     SH     DEFINED        01     3,000,000
NORFOLK SOUTHERN CORP         COM      655844108       8,610         183,000     SH     DEFINED        01       183,000
UNION PACIFIC CORP            COM      907818108       7,648         160,000     SH     DEFINED        01       160,000

                                6                         73,470





                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         6
Form 13F Information Table Value Total:         $73,470
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       028 -12092                      Zen Group, LLC